Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories
D.3	Inventories

	2024 US$m	2023 US$m

(a) Inventories (current)
Petroleum products
Goods in transit	85	41
Finished stocks	135	93
Warehouse stores and materials	457	476
Carbon credits	7	6

	684	616

(b) Inventories (non-current)
Warehouse stores and materials	18	3
Carbon credits	195	117

	213	120

Recognition and measurement
Inventories include hydrocarbon stocks, consumable supplies, maintenance spares and carbon credits expected to be utilised to offset future emissions. Inventories are valued at the lower of cost and net realisable value. Cost is determined on a weighted average basis and includes direct costs and an appropriate portion of fixed and variable production overheads where applicable. Inventories determined to be obsolete or damaged are written down to net realisable value, being the estimated selling price less selling costs.